SHARE CAPITAL - Summary of warrants (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Common Share Purchase Warrants
Number of Warrants
Outstanding (in shares) | shares	28,696,237	60,000
Issued (in shares) | shares	658,860	29,451,284
Exercised (in shares) | shares	(3,231,261)	(815,047)
Forfeited (in shares) | shares	(575,000)
Outstanding (in shares) | shares	25,548,836	28,696,237
Warrants exercisable (in shares) | shares	24,755,086
Weighted average exercise price
Outstanding (in CAD per share)	$ 1.15	$ 0.25
Issued (in CAD per shares)	3.40	1.13
Exercised (in CAD per shares)	0.91	0.50
Forfeited (in CAD per share)	0.54
Outstanding (in CAD per share)	1.22	$ 1.15
Exercisable (in CAD per share)	$ 1.25
Warrant, conversion ratio	0.5
Unit Purchase Warrants
Number of Warrants
Outstanding (in shares) | shares	868,740	0
Issued (in shares) | shares	0	868,740
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding (in shares) | shares	868,740	868,740
Warrants exercisable (in shares) | shares	868,740
Weighted average exercise price
Outstanding (in CAD per share)	$ 2.25	$ 0
Issued (in CAD per shares)	0	2.25
Exercised (in CAD per shares)	0
Forfeited (in CAD per share)	0
Outstanding (in CAD per share)	2.25	$ 2.25
Exercisable (in CAD per share)	2.25
Warrants, exercise price (in CAD per share)	$ 3.25